Motley Fool Great America Fund
Motley Fool Great America Fund
Investment Objective
The investment objective of the Great America Fund is to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Great America Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Motley Fool Great America Fund - USD ($)	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee (as a percentage of amount redeemed) (on shares held for 90 days or less)	2.00%	2.00%
Exchange Fee	none	none
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	$ 24	$ 24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Motley Fool Great America Fund		Investor Shares	Institutional Shares
Management Fees		0.85%	0.85%
Distribution (12b-1) Fees		none	none
Other Expenses	[1]	0.32%	1.55%
Total Annual Fund Operating Expenses		1.17%	2.40%
Fees Waived/Expenses Reimbursed	[2]	(0.02%)	(1.45%)
Total Annual Operating Expenses After Expense Limitation		1.15%	0.95%
[1]	The Great America Fund is the successor to the Motley Fool Great America Fund, a series of The Motley Fool Funds Trust (the "Predecessor Great America Fund") which was reorganized into the Great America Fund on December 21, 2016.
[2]	The Adviser has contractually agreed to pay, waive or absorb a portion of the Great America Fund's Investor Shares and Institutional Shares expenses through the end of February 2018, or such later date as may be determined by the Great America Fund and the Adviser, to the extent necessary to limit operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 1.15% and 0.95% annually of average daily net assets of the Investor Shares and Institutional Shares, respectively. If the excluded expenses are incurred, operating expenses may be higher than 1.15% and 0.95% annually, for the Investor Shares and Institutional Shares, respectively. The Adviser may recover from the Great America Fund's fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 1.15% and 0.95% annually of average daily net assets of Investor Shares and Institutional Shares, respectively or, if less, the expense limitation that was in place at the time the fees or expenses were paid, waived or absorbed. The expense limitation agreement will terminate automatically if the Adviser is no longer serving as investment adviser to the Independence Fund, but otherwise it can be terminated only by the Great America Fund's Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Great America Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Shares or $100,000 in Institutional Shares in the Great America Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that:  (1) your investment has a 5% return each year and (2) the Great America Fund operating expenses remain the same (taking into account the contractual expense limitation agreement in place for one year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Motley Fool Great America Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	117	370	642	1,419
Institutional Shares	969	6,094	11,489	26,253

Portfolio Turnover

The Great America Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Great America Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Great America Fund’s performance. During the most recent fiscal year, the Predecessor Great America Fund’s portfolio turnover rate was 21%.

Principal Investment Strategies

The Great America Fund pursues its investment objective by using a growth at a reasonable price investing style. The Fund invests in a focused portfolio of the common stocks of high-quality companies organized in the United States that are engaged in a broad range of industries.

Under normal market conditions, the Great America Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by United States companies. The Adviser expects to focus on companies having smaller and mid-market capitalizations. For this purpose, the Adviser currently defines small and mid-market capitalization companies as having similar market capitalizations to the companies in the Russell 2500 Growth Index. That index is used for the purpose of determining range and not for targeting portfolio management. Under normal circumstances, the Great America Fund seeks to stay fully invested and does not attempt to time the market.

In identifying investments for the Great America Fund, the Adviser looks for securities of companies that have high-quality businesses with strong market positions, manageable leverage, robust streams of free cash flow, and trade at attractive prices. In managing the Great America Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Great America Fund’s allocations to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for long-term growth of capital.  The Great America Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Great America Fund prefers to invest in high-quality businesses when possible. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and the durability of its competitive advantage period. The Adviser’s approach prizes a long-term mindset and a balance of qualitative and quantitative factors.

Management, Culture, and Incentives.

The Adviser believes that management is a key element to long-term success at most businesses. Among the factors the Adviser considers are: manager and board of director fit, the clarity of vision and strategies, main-line culture and turnover, ownership in the business, the sensibility of incentives, capital allocation choices and results, external transparency and candor, and overall treatment of stakeholders.

Economics of the Business.

The Adviser believes that the economic performance of a business is a signal for quality. The Adviser’s process looks at the company’s long-term return on capital, the scalability of its business model, relative and absolute margins, business and product cyclicality, and other key performance indicators to gain insight into its potential for future performance.

Competitive Advantage.

The Adviser seeks companies that offer certain characteristics that allow them to generate and sustain outsized returns on capital on an absolute basis as well as in comparison to their peers. Competitive advantages may include pricing power, geographic barriers to entry, network effects, regulatory barriers to entry and superior brands, among others. The Adviser also assesses the strength of the supporting capabilities each company possesses that reinforce these advantages to result in unique positioning.

Durability of Competitive Advantage Period.

Companies often display superior economics over the short term due to favorable product cycles, customer preference, temporary or tactical advantages or other reasons. As the Adviser’s desire is to own companies in the Fund that can be kept in the portfolio for many years, a core part of the Adviser’s process is to consider what the company might look like over a period of ten or more years. The Adviser considers whether the company seems likely to grow, to increase profitability through additional products or other offerings, and if it has optionality and the financial capacity that may make it a larger, stronger business in the future than it might be today.

The Great America Fund’s investment portfolio is focused, generally composed of at least 30 investment positions, with the 10 largest positions representing not more than 60% of the Great America Fund’s net assets.  To limit the risks associated with highly concentrated holdings, the Great America Fund generally does not invest more than 5% of its net assets in securities of any one issuer at the time of purchase. If a portfolio holding grows to be greater than 5% of the Great America Fund’s net assets the Adviser may not add additional capital to the position. However, the Adviser may maintain an allocation above 5% indefinitely, provided it continues to meet the Adviser’s investment criteria.

While investing in a particular sector is not a principal investment strategy of the Great America Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy.  Currently, the Great America Fund is significantly invested in the consumer discretionary sector, which means it will be more affected by the performance of the consumer discretionary sector than a fund that is not so significantly invested.

Principal Investment Risks

The value of the Great America Fund’s investments may decrease, which will cause the value of the Great America Fund’s shares to decrease.  As a result, you may lose money on your investment in the Great America Fund, and there can be no assurance that the Great America Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Great America Fund’s investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Consumer Discretionary Sector Risk

The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition, and consumer confidence.  Success depends heavily on disposable household income and consumer spending.  Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability.  Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Investments in Small and Mid-Capitalization Companies

The Great America Fund invests in securities of small- and mid-capitalization companies.  Investments in securities of these companies may involve greater risks than do investments in larger, more established companies. The prices of securities of small- and mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Great America Fund pursues a quality growth at a reasonable price style of investing.  Quality growth at a reasonable price investing focuses on companies that appear attractively priced in light of factors such as the quality of management, sustainability of competitive advantage, or growth potential of cash flow.  If the Adviser’s assessment of a company’s quality or intrinsic value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Great America Fund could suffer losses or produce poor performance relative to other funds.  In addition, the stocks of quality companies can continue to be undervalued by the market for long periods of time. As a consequence of our investing style we expect the Great America Fund will underperform the market and its peers over short timeframes.

Securities Lending Risk

The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Performance Information:

The bar chart and performance table below illustrate the risks and volatility of an investment in the Great America Fund. The Great America Fund’s past performance, both before and after taxes, does not necessarily indicate how the Great America Fund will perform in the future. Updated performance information is available online at www.foolfunds.com or by calling 888-863-8803 (toll free).

The Great America Fund commenced operations on December 21, 2016, by acquiring the assets and liabilities of the Predecessor Great America Fund in exchange for shares of the Great America Fund. Accordingly, the performance information shown below for periods prior to December 21, 2016 is that of the Predecessor Great America Fund, which was also a publicly-sold open-end mutual fund.  The Predecessor Great America Fund was also advised by the Adviser and had the same investment objective and strategies as the Great America Fund.

The bar chart shows changes in the performance of the Great America Fund’s Investor Shares from year to year.

Best Quarter: 13.20% in the quarter ended March 31, 2012 Worst Quarter: (17.07)% in the quarter ended September 30, 2011
PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2016)

The performance table shows how the Great America Fund’s Investor Shares and Institutional Shares average annual total returns for the periods indicated compare with those of the Russell 2500 Growth Index and the Russell MidCap Index, each a broad measure of market performance and the Russell 2000 Index, a more narrow measure of market performance.

Average Annual Returns - Motley Fool Great America Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Shares	[1]	7.28%	12.76%	12.20%	Nov. 01, 2010
Institutional Shares	[2]	7.60%		4.55%	Jun. 17, 2014
After Taxes on Distributions | Investor Shares	[1]	7.28%	12.66%	12.11%
After Taxes on Distributions and Sale of Fund Shares | Investor Shares	[1]	4.12%	10.22%	9.87%
Russell 2500 Growth Index Investor Shares Comparison (reflects no deduction for fees, expenses, or taxes)		9.73%	13.88%	12.85%	Nov. 01, 2010
Russell MidCap Index Investor Shares Comparison (reflects no deduction for fees, expenses or taxes)		13.80%	14.72%	13.05%	Nov. 01, 2010
Russell 2000 Index Investor Shares Comparison (reflects no deduction for fees, expenses or taxes)		21.24%	14.45%	12.92%	Nov. 01, 2010
Russell 2500 Growth Index Institutional Shares Comparison (reflects no deduction for fees, expenses, or taxes)		9.73%	13.88%	5.79%	Jun. 17, 2014
Russell MidCap Index Institutional Shares Comparison (reflects no deduction for fees, expenses or taxes)		13.80%	14.72%	6.46%	Jun. 17, 2014
Russell 2000 Index Institutional Shares Comparison (reflects no deduction for fees, expenses or taxes)		21.24%	14.45%	7.41%	Jun. 17, 2014
[1]	The Investor Shares of the Predecessor Great America Fund commenced operations on November 1, 2010.
[2]	The Institutional Shares of the Predecessor Great America Fund commenced operations on June 17, 2014.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Great America Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Great America Fund has changed its benchmark index from the Russell MidCap Index and the Russell 2000 Index to the Russell 2500 Growth Index because it more appropriately reflects the types of securities held in the Fund’s portfolio and provides better comparative performance information.